UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Seth Tobias
Address:     153 East 53rd Street
             Suite 5501
             New York, NY 10022

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Seth Tobias
Title:       Manager
Phone:       212-521-5050

Signature, Place, and Date of Signing:

       /s/ S. Tobias                    New York, NY            2/8/2005
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 84

Form 13F Information Table Value Total:           $340,981
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



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                                                              FORM 13F-HR
                                                         QTR Ending 12/31/2004

         COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5              COLUMN 6     COL 7        COLUMN 8
-------------------------   ------------  ----------  ----------    -----------          -------------   -----  -----------------
                                                          VALUE       SHRS OR SH/ PUT/    INV.  DISCR.    MGR        VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS    CUSIP      (x$1000)     PRN AMT PRN CALL    SOLE    SHRD OTH       SOLE     SHRD  NONE
ARCH COAL INC                       COMMON    039380100      4176      117,500            X                     X
ARGOSY GAMING CORP                  COMMON    040228108     13310      285,000            X                     X
AMERICAN INTL GROUP INC             COMMON    026874107     14447      220,000            X                     X
***ALVARION LTD                     OTC IS    M0861T100      1326      100,000            X                     X
AMETEK INC NEW                      COMMON    031100100       250        7,000            X                     X
APPLEBEES INTERNATIONAL IN          OTC IS    037899101       265       10,000            X                     X
BLOCKBUSTER INC CLASS A             COMMON    093679108     10446    1,095,000            X                     X
BLOCKBUSTER INC CLASS B             COMMON    093679207      3524      400,000            X                     X
BIOMARIN PHARMACEUTICAL IN          OTC IS    09061G101      2614      409,100            X                     X
BROCADE COMMUNICATIONS SYS          OTC IS    111621108     15509    2,030,000            X                     X
BOSTON SCIENTIFIC CORP              COMMON    101137107       356       10,000            X                     X
PEABODY ENERGY CORP                 COMMON    704549104      2225       27,500            X                     X
BUFFALO WILD WINGS INC              OTC IS    119848109       261        7,500            X                     X
CITIGROUP INC                       COMMON    172967101     10359      215,000            X                     X
CATERPILLAR INC                     COMMON    149123101      3900       40,000            X                     X
COMMERCE BANCORP INC NJ             COMMON    200519106      6440      100,000            X                     X
CENTURY ALUMINUM CO                 OTC IS    156431108      2626      100,000            X                     X
COMERICA INC                        COMMON    200340107      2441       40,000            X                     X
COMPUTER NETWORK TECHNOLOG          OTC IS    204925101      1704      240,000            X                     X
COACH INC                           COMMON    189754104       748       12,500            X                     X
***CREATIVE TECHNOLOGY LTD          OTC IS    Y1775U107      1497      100,000            X                     X
DRESS BARN INC                      OTC IS    261570105      7348      417,500            X                     X
DOW JONES & CO INC                  COMMON    260561105      4780      111,000            X                     X
DOMINOS PIZZA INC                   COMMON    25754A201       534       30,000            X                     X
DST SYSTEMS INC-DEL                 COMMON    233326107     10528      202,000            X                     X
BRINKER INTERNATIONAL INC           COMMON    109641100      3332       95,000            X                     X
EMC CORP-MASS                       COMMON    268648102      7881      530,000            X                     X
EMBRAER-EMPRESA BRASILEIRA          COMMON    29081M102       836       25,000            X                     X
FOUNDATION COAL HOLDINGS I          COMMON    35039W100     13951      605,000            X                     X
FIRST HORIZON NATL CORP             COMMON    320517105      3449       80,000            X                     X
FANNIE MAE                          COMMON    313586109     10682      150,000            X                     X
CALL SPRINT CORP JAN 25.00          CALL O    8520615AE        23       45,000            X                     X
SPRINT CORP                         COMMON    852061100     20934      842,400            X                     X
GUIDANT CORP                        COMMON    401698105       901       12,500            X                     X
GENERAL ELECTRIC CO                 COMMON    369604103     22174      607,500            X                     X
GENERAL MOTORS CORP                 COMMON    370442105      8012      200,000            X                     X
GOOGLE INC                          OTC IS    38259P508      1928       10,000            X                     X
GASCO ENERGY INC                    OTC IS    367220100       192       45,000            X                     X
HALLIBURTON CO                      COMMON    406216101      5517      140,600            X                     X
HARMAN INTERNATIONAL                COMMON    413086109      2299       18,100            X                     X
***DESARROLLADORA HOMEX S           COMMON    25030W100      5912      250,000            X                     X
INTRALASE CORP                      OTC IS    461169104       622       26,500            X                     X
INTEL CORP                          OTC IS    458140100     19882      850,000            X                     X
INGERSOLL RAND CO                   COMMON    G4776G101       803       10,000            X                     X
INTERNATIONAL STEEL GROUP           COMMON    460377104      9126      225,000            X                     X
JAMDAT MOBILE INC                   COMMON    47023T100      1033       50,000            X                     X
COCA COLA CO                        COMMON    191216100       625       15,000            X                     X
KOHLS CORP                          COMMON    500255104       738       15,000            X                     X
LAKES GAMING INC                    OTC IS    51206P109      1653      101,500            X                     X
LOWES CO                            COMMON    548661107       432        7,500            X                     X
LAS VEGAS SANDS CORP                OTC IS    517834107      4200       87,500            X                     X
MCI INC                             OTC IS    552691107      2117      105,000            X                     X
MASSEY ENERGY CORP                  COMMON    576206106      3495      100,000            X                     X
MGM GRAND INC                       COMMON    552953101      1819       25,000            X                     X
3M COMPANY                          COMMON    88579Y101       410        5,000            X                     X
CALL MOTOROLA INC JUN 17.5          CALL O    6200768KK         6       25,000            X                     X
MORGAN STANLEY DEAN WITTER          COMMON    617446448      5552      100,000            X                     X
NATIONAL CITY CORP                  COMMON    635405103      3229       86,000            X                     X
NEWFIELD EXPLORATION CO             COMMON    651290108      1624       27,500            X                     X
NATIONAL-OILWELL INC                COMMON    637071101      4588      130,000            X                     X
NEXTEL COMMUNICATIONS INC-          OTC IS    65332V103       210        7,000            X                     X
CALL PFIZER INC OCT 30.00           CALL O    7170817AP        72       45,000            X                     X
PNC BANK CORP                       COMMON    693475105      8616      150,000            X                     X
CALL PHARMACEUTICAL T SEP           CALL O    71712A5BO       108      137,000            X                     X
PHARMACEUTICAL HLDRS TR             COMMON    71712A206      1090       15,000            X                     X
***RESEARCH IN MOTION LTD           OTC IS    760975102      2885       35,000            X                     X
SHOPPING.COM LTD                    OTC IS    M8405Q102      4238      150,000            X                     X
CALL SOVEREIGN BANCOR JAN           CALL O    8459055AX         6       15,000            X                     X
SOVEREIGN BANCORP INC               OTC IS    845905108       451       20,000            X                     X
SPECTRASITE INC                     OTC IS    84761M104       434        7,500            X                     X
E W SCRIPPS CO-CL A                 COMMON    811054204      1207       25,000            X                     X
SYMANTEC CORP                       OTC IS    871503108      9145      355,000            X                     X
CALL TENET HEALTH NOV 15.0          CALL O    88033G5AV         1       50,000            X                     X
TELEWEST GLOBAL INC                 OTC IS    87956T107       176       10,000            X                     X
TAKE-TWO INTERACTIVE SOFTW          OTC IS    874054109       261        7,500            X                     X
TVC TELECOM INC                     OTC IS    873061105       520      200,000            X                     X
UTI WORLDWIDE INC                   OTC IS    G87210103      4047       59,500            X                     X
VALUEVISION INTL INC                OTC IS    92047K107      2087      150,000            X                     X
WESTERN GAS RESOURCES INC           COMMON    958259103       293       10,000            X                     X
WAL MART STORES INC                 COMMON    931142103       924       17,500            X                     X
WATSON PHARMACEUTICALS INC          COMMON    942683103       492       15,000            X                     X
WINDSORTECH INC                     OTC IS    97380P100      6917    2,005,000            X                     X
WIRELESS TELECOM GROUP INC          COMMON    976524108        85       30,000            X                     X
USX-U S STEEL GROUP                 COMMON    912909108      5125      100,000            X                     X
AGGREATE COLUMN TOTALS                                     340981
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